Significant Accounting Policies - Property and Equipment (Details) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	7 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Software and Software Development Costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Software and Software Development Costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years